FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Corporate bonds	Dec. 31, 2013 Recurring basis Quoted price in active markets for identical investments Level 1	Dec. 31, 2012 Recurring basis Quoted price in active markets for identical investments Level 1	Dec. 31, 2013 Recurring basis Quoted price in active markets for identical investments Level 1 Equity securities	Dec. 31, 2012 Recurring basis Quoted price in active markets for identical investments Level 1 Equity securities	Dec. 31, 2013 Recurring basis Quoted price in active markets for identical investments Level 1 Corporate bonds	Dec. 31, 2012 Recurring basis Quoted price in active markets for identical investments Level 1 Corporate bonds	Dec. 31, 2013 Recurring basis Total	Dec. 31, 2012 Recurring basis Total	Dec. 31, 2013 Recurring basis Total Interest rate swaption	Dec. 31, 2013 Recurring basis Total Equity securities	Dec. 31, 2012 Recurring basis Total Equity securities	Dec. 31, 2013 Recurring basis Total Corporate bonds	Dec. 31, 2012 Recurring basis Total Corporate bonds	Dec. 31, 2013 Recurring basis Significant other observable inputs Level 2	Dec. 31, 2013 Recurring basis Significant other observable inputs Level 2 Interest rate swaption
Assets:
Short term investments	$ 300,701	$ 147,045				$ 237,794	$ 83,445	$ 62,907	$ 63,600			$ 1,294	$ 237,794	$ 83,445	$ 62,907	$ 63,600		$ 1,294
Total				301,995	147,045					300,701	147,045						1,294
Impairment charge			$ 2,098